Contributed surplus - Fair value of broker warrants (Details)		12 Months Ended
	May 17, 2019 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 17, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Warrants issued		0		112,909
Number of shares each warrant converts into	1				1
Warrant exercise price | $ / shares	$ 16.25
Warrant expiration period	2 years		2 years
Fair value of warrants granted, per share | $ / shares					$ 3.15
Volatility assumption	44.83%
Remaining life assumption	2 years
Expected dividend yield assumption	0.00%
Forfeiture rate assumption	0.00%
Annual risk-free interest rate assumption	1.69%
Aggregate fair value of warrants issued | $				$ 355,660
Weighted average contractual life of warrants		0 years	4 months 24 days	9 months 18 days
Warrants exercisable		0	112,909	213,638
Aggregate fair value of warrants outstanding | $		$ 0	$ 355,660	$ 656,884
Public offering
Disclosure of classes of share capital [line items]
Warrants issued	48,300
Private placement
Disclosure of classes of share capital [line items]
Warrants issued	64,609